Cover	Dec. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-11602
Entity Registrant Name	Nano Magic Inc.
Entity Central Index Key	0000891417
Entity Tax Identification Number	47-1598792
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	31601 Research Park Drive
Entity Address, City or Town	Madison Heights
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48071
City Area Code	(844)
Local Phone Number	736-6266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NMGX